Significant Accounting Policies (Details) - Schedule of Financial Assets and Liabilities Measured Fair Value - Fair Value, Recurring [Member] - USD ($) $ in Thousands		Dec. 31, 2023		Dec. 31, 2022
Schedule of Financial Assets and Liabilities Measured Fair Value [Line Items]
Money market funds		$ 28,373	[1]	$ 31,841
Marketable securities	[2]	26,006		64,359
Total assets		54,379		96,200
Current maturities of long term loan		3,378		3,228
Contingent short term earnout liability	[3]			4,250
Contingent long-term earnout liability	[3]	1,500		4,089
Total liabilities		4,878		11,567
Fair Value, Inputs, Level 2 [Member]
Schedule of Financial Assets and Liabilities Measured Fair Value [Line Items]
Money market funds		28,373	[1]	31,841
Marketable securities	[2]	26,006		64,359
Total assets		54,379		96,200
Current maturities of long term loan
Contingent short term earnout liability	[3]
Contingent long-term earnout liability	[3]
Total liabilities
Fair Value, Inputs, Level 3 [Member]
Schedule of Financial Assets and Liabilities Measured Fair Value [Line Items]
Money market funds	[1]
Marketable securities	[2]
Total assets
Current maturities of long term loan		3,378		3,228
Contingent short term earnout liability	[3]			4,250
Contingent long-term earnout liability	[3]	1,500		4,089
Total liabilities		4,878		11,567
Fair Value, Inputs, Level 1 [Member]
Schedule of Financial Assets and Liabilities Measured Fair Value [Line Items]
Marketable securities	[2]
Total assets
Current maturities of long term loan
Contingent short term earnout liability	[3]
Contingent long-term earnout liability	[3]
Total liabilities

[1]	As of December 31, 2023, approximately $28,373 thousand of Money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria. As of December 31, 2022, approximately $31,841 thousand of Money market funds were classified under “Cash and Cash equivalents” in the consolidated balance sheets as such securities met all applicable classification criteria.
[2]	The following tables summarize the amortized cost, unrealized gains and losses, and fair value of available-for-sale marketable securities as of December 31, 2023 and 2022:
[3]	The income valuation approach is applied, and the valuation inputs include the contingent payment arrangement terms, discount rate and probability assessments.